Summary of Net Income (Loss) by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Unaffiliated customers	$ 1,147,923		$ 525,077		$ 448,313
Intercompany sales	56,121		945		1,169
Segment Reporting Information, Revenue for Reportable Segment, Total	1,204,044		526,022		449,482
Intercompany eliminations	(56,121)		(945)		(1,169)
Total net sales	1,147,923	[1]	525,077	[1]	448,313	[1]
Net income (loss) attributable to Nam Tai shareholders	67,615		(414)		9,866
PRC, excluding Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Net income (loss) attributable to Nam Tai shareholders	70,205		5,951		15,014
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Net income (loss) attributable to Nam Tai shareholders	$ (2,590)		$ (6,365)		$ (5,148)

[1]	The net sales have excluded the sales from the discontinued business of $86,108, $77,240 and $24,187 for the years ended December 31, 2010, 2011 and 2012, respectively.